Short-Term Borrowings and Long-Term Debt - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended			1 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Minimum	Mar. 31, 2012 Maximum	Mar. 31, 2012 JBIC Facility USD ($)	Mar. 31, 2012 Private banks USD ($)	Mar. 31, 2012 Sony Ericsson	Feb. 15, 2012 Sony Ericsson	Mar. 31, 2012 Securities Investment JPY (¥)	Mar. 31, 2012 Marketable securities JPY (¥)
Debt Instrument [Line Items]
Short-term borrowings		¥ 99,878	¥ 53,737							¥ 10,845
Securities pledged as collateral										10,000	129,472
Unsecured bank loans	1,365					819	546
Unsecured bank loan maturity term				6 years	10 years
Percentage of equity interest acquired				20.00%	50.00%			50.00%	50.00%
Unsecured bank loans, percentage						60.00%	40.00%
Unused committed lines of credit		800,306
Period up to which company can borrow under committed lines of credit	180 days	180 days
Commercial paper programs		¥ 746,570
Period up to which company can issue Commercial paper programs	270 days	270 days